Document And Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Glaukos Corporation
Entity Central Index Key	0001192448
Entity Emerging Growth Company	false
Entity File Number	001-37463
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0945406
Entity Address, Address Line One	1 Glaukos Way
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	367-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GKOS
Security Exchange Name	NYSE